BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 89.9%
	AEROSPACE & DEFENSE - 2.1%
1,575	L3Harris Technologies, Inc.	$ 346,878

	BEVERAGES - 1.9%
6,000	Coca-Cola Company	314,820

	BIOTECH & PHARMA - 11.8%
4,000	AbbVie, Inc.	431,480
8,000	Bristol-Myers Squibb Company	473,360
2,580	Johnson & Johnson	416,670
5,000	Merck & Company, Inc.	375,550
7,000	Pfizer, Inc.	301,070
		1,998,130
	DATA CENTER REIT - 2.1%
2,500	Digital Realty Trust, Inc.	361,125

	E-COMMERCE DISCRETIONARY - 4.8%
200	Amazon.com, Inc.(a)	657,008
2,200	Chewy, Inc.(a)	149,842
		806,850
	GAMING REIT - 2.0%
12,000	VICI Properties, Inc.	340,920

	HEALTH CARE FACILITIES & SERVICES - 1.0%
425	Humana, Inc.	165,389

	HOUSEHOLD PRODUCTS - 1.6%
2,000	Procter & Gamble Company	279,600

	INFRASTRUCTURE REIT - 2.4%
1,500	American Tower Corporation	398,115

	INTERNET MEDIA & SERVICES - 12.4%
1,230	Airbnb, Inc.(a)	206,333
200	Alphabet, Inc.(a)	534,704

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 89.9% (Continued)
	INTERNET MEDIA & SERVICES - 12.4% (Continued)
1,860	Expedia Group, Inc. (a)	$ 304,854
1,250	Facebook, Inc.(a)	424,237
495	Netflix, Inc.(a)	302,118
7,000	Uber Technologies, Inc.(a)	313,600
		2,085,846
	LEISURE FACILITIES & SERVICES - 4.3%
2,390	Darden Restaurants, Inc.	362,013
1,500	McDonald's Corporation	361,665
		723,678
	MEDICAL EQUIPMENT & DEVICES - 2.2%
1,750	Exact Sciences Corporation(a)	167,037
500	Illumina, Inc.(a)	202,805
		369,842
	RENEWABLE ENERGY - 1.3%
2,300	First Solar, Inc.(a)	219,558

	RETAIL - DISCRETIONARY - 3.9%
1,190	Home Depot, Inc.	390,629
4,000	TJX Companies, Inc.	263,920
		654,549
	SEMICONDUCTORS - 12.3%
3,750	Applied Materials, Inc.	482,738
1,100	Broadcom, Inc.	533,423
2,430	II-VI, Inc.(a)	144,245
5,000	Intel Corporation	266,400
3,425	QUALCOMM, Inc.	441,756
1,925	Teradyne, Inc.	210,152
		2,078,714
	SOFTWARE - 5.7%
1,350	Microsoft Corporation	380,592
1,480	salesforce.com, Inc.(a)	401,406
1,190	VMware, Inc.(a)	176,953
		958,951

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 89.9% (Continued)
	TECHNOLOGY HARDWARE - 6.4%
3,510	Apple, Inc.	$ 496,665
5,000	Cisco Systems, Inc.	272,150
8,500	Corning, Inc.	310,165
		1,078,980
	TECHNOLOGY SERVICES - 3.4%
1,550	PayPal Holdings, Inc.(a)	403,326
800	Visa, Inc.	178,200
		581,526
	TELECOMMUNICATIONS - 1.3%
4,000	Verizon Communications, Inc.	216,040

	TRANSPORTATION & LOGISTICS - 5.1%
10,480	Delta Air Lines, Inc.(a)	446,553
3,280	Southwest Airlines Company(a)	168,690
1,325	United Parcel Service, Inc.	241,283
		856,526
	TRANSPORTATION EQUIPMENT - 1.9%
1,410	Cummins, Inc.	316,630

	TOTAL COMMON STOCKS (Cost $10,662,277)	15,152,667

	TOTAL INVESTMENTS - 89.9% (Cost $10,662,277)	$ 15,152,667
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.1%	1,711,350
	NET ASSETS - 100.0%	$ 16,864,017

(a)	Non-income producing security.